Other payables and accrued liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Other payables and accrued liabilities

Note 9 – Other payables and accrued liabilities

	As of March 31, 2023	As of December 31, 2022
	(Unaudited)
Accrued expenses (i)	$1,650,170	$671,743
Accrued payroll	583,385	730,037
Accrued interests (ii)	158,695	157,032
Others	79,165	34,003
Total other payables and accrued liabilities	$2,471,415	$1,592,815

(i)	Accrued expenses

The balance of accrued expenses represented amount due to third parties service providers which include marketing consulting service, IT related professional service, legal, audit and accounting fees, and other miscellaneous office related expenses.

(ii)	Accrued interests

The balance of accrued interests represented the balance of interest payable from short-term loan – bank, private lender, and third parties (See Note 8).

Note 14 – Other payables and accrued liabilities

	As of December 31, 2022	As of December 31, 2021

Accrued expenses (i)	$671,743	$129,029
Accrued payroll	730,037	244,591
Accrued interests (ii)	157,032	67,448
Others	34,003	47,529
Total other payables and accrued liabilities	$1,592,815	$488,597

(i)	Accrued expenses

The balance of accrued expenses represented amount due to third parties service providers which include marketing consulting service, IT related professional service, legal, audit and accounting fees, and other miscellaneous office related expenses.

(ii)	Accrued interests

The balance of accrued interests represented the balance of interest payable from short-term loan – bank, private lender, and third parties (See Note 13).